Consolidated Statements of Changes in Shareholders' Equity - CAD ($) shares in Thousands, $ in Millions	Total	Issued capital Class A Voting Shares	Issued capital Class B Non-Voting Shares	Retained earnings	FVTOCI investment reserve	Hedging reserve	Equity investment reserve
Shareholders' equity, beginning balance at Dec. 31, 2021	$ 10,532	$ 71	$ 397	$ 8,912	$ 993	$ 161	$ (2)
Number of shares, beginning balance at Dec. 31, 2021		111,153	393,772
Net income for the year	1,680			1,680
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	215			215
FVTOCI investments, net of tax	(302)				(302)
Derivative instruments accounted for as hedges, net of tax	(1,033)					(1,033)
Share of equity-accounted investments, net of tax	10						10
Other comprehensive loss for the year	(1,110)			215	(302)	(1,033)	10
Comprehensive (loss) income for the year	570			1,895	(302)	(1,033)	10
Reclassification to retained earnings for disposition of FVTOCI investments, net of tax (note 20)	0			19	(19)
Transactions with shareholders recorded directly in equity:
Dividends declared	(1,010)			(1,010)
Share class exchange	0
Share class exchange (in shares)		(1)	1
Total transactions with shareholders	(1,010)	$ 0	$ 0	(1,010)
Total transactions with shareholders (in shares)		(1)	1
Shareholders' equity, ending balance at Dec. 31, 2022	10,092	$ 71	$ 397	9,816	672	(872)	8
Number of shares, ending balance at Dec. 31, 2022		111,152	393,773
Net income for the year	849			849
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	(147)			(147)
FVTOCI investments, net of tax	(322)				(322)
Derivative instruments accounted for as hedges, net of tax	(512)					(512)
Share of equity-accounted investments, net of tax	2						2
Other comprehensive loss for the year	(979)			(147)	(322)	(512)	2
Comprehensive (loss) income for the year	(130)			702	(322)	(512)	2
Reclassification to retained earnings for disposition of FVTOCI investments, net of tax (note 20)	0			367	(367)
Transactions with shareholders recorded directly in equity:
Dividends declared	(1,046)			(1,046)
Shares issued as settlement of dividends (note 26)	74		$ 74
Shares issued as consideration (note 3)	1,450		$ 1,450
Shares issued as consideration (note 3) (in shares)			23,641
Total transactions with shareholders	478	$ 0	$ 1,524	(1,046)
Total transactions with shareholders (in shares)		0	25,096
Shareholders' equity, ending balance at Dec. 31, 2023	$ 10,440	$ 71	$ 1,921	$ 9,839	$ (17)	$ (1,384)	$ 10
Number of shares, ending balance at Dec. 31, 2023		111,152	418,869
Transactions with shareholders recorded directly in equity:
Shares issued as settlement of dividends (note 26) (in shares)			1,455